FINANCIAL STATEMENT SCHEDULE I (STATEMENT OF CASH FLOWS) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net income (loss)	$ 16,649,176	$ (70,943,484)	$ (111,928,941)
Share-based compensation	1,792,819	1,881,401	2,249,834
Adjustments to reconcile net income to net cash used in operating activities:
Prepaid expenses and other current assets	10,217,835	29,616	(15,042,913)
Amount due from related party	2,193,604	(6,853,965)	8,418,601
Net cash (used in) provided by operating activities	45,619,729	(16,525,817)	(10,307,234)
Investing activities:
Net cash used in investing activities	(90,589,032)	(30,696,113)	(102,922,470)
Financing activities:
Repurchase of ordinary shares			(500,724)
Proceeds from follow-on equity offering	58,000,000
Insurance cost for follow-on equity offering	(3,375,553)
Proceeds from options exercised	37,080	135,171
Net cash provided by financing activities	44,271,754	48,826,684	27,143,830
Net (decrease) increase in cash and cash equivalents	(762,601)	1,152,060	(86,018,074)
Cash and cash equivalents at the beginning of the year	7,831,084	6,679,024	92,697,098
Cash and cash equivalents at the end of the year	7,068,483	7,831,084	6,679,024
Parent Company [Member]
Operating activities:
Net income (loss)	16,649,176	(70,943,484)	(111,928,941)
Share of results of subsidiaries	(19,391,427)	67,890,514	108,228,045
Share-based compensation	1,792,819	1,881,401	2,249,834
Adjustments to reconcile net income to net cash used in operating activities:
Prepaid expenses and other current assets	(27,195)	344,717	(31,207)
Changes in other current liabilities	(26,901)	137,390	214,231
Amount due from related party	286,526		(210,523)
Net cash (used in) provided by operating activities	(717,002)	(689,462)	(1,478,561)
Investing activities:
Capital contributed to subsidiaries	(54,638,421)		(4,811,175)
Cash collected from subsidiaries when liquidation		71,503	4,390,250
Disposition of Nanjing Daqo			4,778,657
Net cash used in investing activities	(54,638,421)	71,503	4,357,732
Financing activities:
Repurchase of ordinary shares			(500,724)
Proceeds from follow-on equity offering	58,000,000
Insurance cost for follow-on equity offering	(3,375,553)
Proceeds from options exercised	37,080	135,171
Net cash provided by financing activities	54,661,527	135,171	(500,724)
Net (decrease) increase in cash and cash equivalents	(693,896)	(482,788)	2,378,447
Cash and cash equivalents at the beginning of the year	5,187,046	5,669,834	3,291,387
Cash and cash equivalents at the end of the year	4,493,150	5,187,046	5,669,834
Supplemental disclosure of cash flow information:
Total consideration			9,888,742
Less: amount due from Daqo Group			(5,110,085)
Total cash consideration received			$ 4,778,657